Retirement Benefit Plans - Summary of Actuarial Assumption Sensitivities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	25 bps increase
Increase (decrease) in defined benefit obligation	£ (571)	£ (662)
Percentage of reasonably possible increase in actuarial assumption	0.25%
General price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	25 bps increase
Increase (decrease) in defined benefit obligation	£ 392	365
Percentage of reasonably possible increase in actuarial assumption	0.25%
General price inflation | Previously stated
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation		365
Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	Each additional year of longevity assumed
Increase (decrease) in defined benefit obligation	£ 478	£ 515